Long-term debt - Amortised cost summary (Details) - ZAR (R) R in Millions	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Long-term debt
Unamortised loan costs	R (528)	R (703)
Total long-term debt	117,031	124,068	R 104,834
Secured Debt
Long-term debt
Long-term debt, before unamortised costs		29
Unsecured debt
Long-term debt
Long-term debt, before unamortised costs	R 117,559	R 124,742